Investments in associates and joint ventures (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Current Assets	$ 13,923	$ 308,987
Non-current Assets	208,859	633,067
Current Liabilities	22,138	215,362
Non-current Liabilities	117,920	542,464
Net assets	222,782	942,054
Revenues	12,978	21,263	$ 28,004
Net income / (loss)	(37,591)	35,651	(57,634)
Total profit / (loss) and other comprehensive income for the year	(49,023)	56,951	(60,676)
Cash of operating activities	1,456	46,731	40,616
Net cash generated from / (used in) investing activities	67,880	61,049	16,807
Cash of financing activities	(48,840)	(114,343)	$ (41,686)
Shufersal [Member]
Statement [Line Items]
Current Assets		110,169
Non-current Assets		280,922
Current Liabilities		138,032
Non-current Liabilities		194,095
Net assets		$ 58,964
% ownership interest held		26.02%
Interest in associate and joint venture		$ 15,342
Goodwill and others		26,881
Book value		42,223
Revenues		327,436
Net income / (loss)		7,579
Total profit / (loss) and other comprehensive income for the year		6,759
Dividend distribution		2,155
Cash of operating activities		32,855
Net cash generated from / (used in) investing activities		(4,069)
Cash of financing activities		(20,717)
Changes in cash and cash equivalents		8,069
Quality Invest [Member]
Statement [Line Items]
Current Assets	5	6
Non-current Assets	8,842	8,299
Current Liabilities	100	131
Non-current Liabilities	2,987	1,956
Net assets	$ 5,760	$ 6,218
% ownership interest held	50.00%	50.00%
Interest in associate and joint venture	$ 2,880	$ 3,109
Goodwill and others	47	47
Book value	2,927	3,156
Revenues	45	27
Net income / (loss)	(518)	556
Total profit / (loss) and other comprehensive income for the year	(518)	556
Dividend distribution	0	0
Cash of operating activities	(59)	(134)
Net cash generated from / (used in) investing activities	(4)	0
Cash of financing activities	63	134
Changes in cash and cash equivalents	0	0
BHSA [Member]
Statement [Line Items]
Current Assets	114,759	115,457
Non-current Assets	71,092	65,503
Current Liabilities	156,405	153,639
Non-current Liabilities	11,661	6,954
Net assets	$ 17,785	$ 20,367
% ownership interest held	29.91%	29.91%
Interest in associate and joint venture	$ 5,319	$ 6,092
Goodwill and others	42	26
Book value	5,361	6,118
Revenues	29,257	19,576
Net income / (loss)	(2,528)	(1,911)
Total profit / (loss) and other comprehensive income for the year	(2,528)	(1,911)
Dividend distribution		0
Cash of operating activities	4,318	6,993
Net cash generated from / (used in) investing activities	(129)	56
Cash of financing activities	(28,139)	(5,204)
Changes in cash and cash equivalents	$ (23,950)	1,845
Gav - Yam [Member]
Statement [Line Items]
Current Assets		63,028
Non-current Assets		249,149
Current Liabilities		29,726
Non-current Liabilities		176,864
Net assets		$ 105,587
% ownership interest held		34.90%
Interest in associate and joint venture		$ 36,850
Goodwill and others		4,120
Book value		40,970
Revenues		17,350
Net income / (loss)		10,161
Total profit / (loss) and other comprehensive income for the year		8,195
Dividend distribution		5,388
Cash of operating activities		7,639
Net cash generated from / (used in) investing activities		(8,596)
Cash of financing activities		23,835
Changes in cash and cash equivalents		$ 22,878